Employee future benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)

	December 31, 2021	December 31, 2020
Net defined benefit pension plan liability	$1,814	$3,856
Net other post-retirement benefit plan liability	80	85
Employee future benefits	$1,894	$3,941

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Defined benefit pension plan	2021	2020	2021	2020	2021	2020
Balance at January 1	$20,203	$18,272	$(16,347)	$(13,964)	$3,856	$4,308
Included in profit or loss
Current service cost	37	36	—	—	37	36
Interest cost (income)	476	566	(383)	(440)	93	126
Benefits payable	—	—	—	—	—	—
	513	602	(383)	(440)	130	162
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	56	(150)	—	—	56	(150)
Financial assumptions	(986)	2,054	—	—	(986)	2,054
Experience adjustment	92	110	—	—	92	110
Return on plan assets excluding interest	—	—	(1,334)	(1,733)	(1,334)	(1,733)
income
Plan expenses	(30)	(36)	30	36	—	—
	(868)	1,978	(1,304)	(1,697)	(2,172)	281
Other
Contributions paid by the employer	—	—	—	(895)	—	(895)
Benefits paid	(661)	(649)	661	649	—	—
	(661)	(649)	661	(246)	—	(895)
Balance at December 31	$19,187	$20,203	$(17,373)	$(16,347)	$1,814	$3,856

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Other post-retirement benefit plan	2021	2020	2021	2020	2021	2020
Balance at January 1	$85	$88	$—	$—	$85	$88
Included in profit or loss
Interest cost (income)	1	2	—	—	1	2
	1	2	—	—	1	2
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	—	(5)	—	—	—	(5)
Financial assumptions	(2)	6	—	—	(2)	6
Experience adjustment	4	7	—	—	4	7
	2	8	—	—	2	8
Other
Contributions paid by the employer	—	—	(8)	(13)	(8)	(13)
Benefits paid	(8)	(13)	8	13	—	—
	(8)	(13)	—	—	(8)	(13)
Balance at December 31	$80	$85	$—	$—	$80	$85

Disclosure of comprehensive income by plan type

Included in other comprehensive income (loss)	December 31, 2021	December 31, 2020
Defined benefit pension plan actuarial gain (loss)	$2,172	$(281)
Other post-retirement benefit plan actuarial loss	(2)	(8)
	$2,170	$(289)

Disclosure of fair value of plan assets	Pension plan assets comprise:

	2021	2020
Cash and cash equivalents	3%	3%
Equity securities	60%	61%
Debt securities	37%	36%
Total	100%	100%

Disclosure of defined benefit plans
The significant actuarial assumptions adopted in measuring the fair value of benefit obligations at December 31 were as follows:

		2021		2020
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	2.76%	2.25%	2.40%	1.82%
Rate of compensation increase	n/a	n/a	n/a	n/a

The significant actuarial assumptions adopted in determining net expense for the years ended December 31 were as follows:

		2021		2020
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	2.40%	2.25%	3.16%	1.82%
Rate of compensation increase	n/a	n/a	n/a	n/a